Pension and Other Postretirement Benefits - Benefits Expected to be Paid in Subsequent Years from Our Pension and Other Postretirement as Well as Medicare Subsidy Receipts (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Medicare Subsidy Receipts [Member]
Pension And Other Employee Benefit Plans [Line Items]
2016	$ 87
2017	80
2018	72
2019	65
2020	57
2021-2025	188
Total	549
Pension Benefits [Member]
Pension And Other Employee Benefit Plans [Line Items]
2016	16,173
2017	17,795
2018	17,886
2019	18,816
2020	17,170
2021-2025	94,434
Total	182,274
Other Benefits [Member]
Pension And Other Employee Benefit Plans [Line Items]
2016	2,097
2017	2,044
2018	1,970
2019	1,890
2020	1,827
2021-2025	8,569
Total	$ 18,397